Provisions - Maximum exposure to credit risk - Undrawn credit lines (Details) - Undrawn credit lines - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Maximum exposure to credit risk	$ 7,769,325	$ 7,240,406
Normal
Contingencies and Commitments
Maximum exposure to credit risk	7,756,251	7,227,822
Substandard
Contingencies and Commitments
Maximum exposure to credit risk	1,502	1,791
Non-complying
Contingencies and Commitments
Maximum exposure to credit risk	11,572	$ 10,793
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	1,279,611
12-month expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	1,279,611
12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	5,512,504
12-month expected credit losses | Financial instruments not credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	5,512,504
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	178,586
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	177,084
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual | Substandard
Contingencies and Commitments
Maximum exposure to credit risk	1,502
Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	786,663
Lifetime expected credit losses | Financial instruments not credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	786,603
Lifetime expected credit losses | Financial instruments not credit-impaired | Group | Non-complying
Contingencies and Commitments
Maximum exposure to credit risk	60
Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	328
Lifetime expected credit losses | Financial instruments credit-impaired | Individual | Non-complying
Contingencies and Commitments
Maximum exposure to credit risk	328
Lifetime expected credit losses | Financial instruments credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	11,633
Lifetime expected credit losses | Financial instruments credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	449
Lifetime expected credit losses | Financial instruments credit-impaired | Group | Non-complying
Contingencies and Commitments
Maximum exposure to credit risk	$ 11,184